OPTIONS AND NONVESTED SHARES - Summary of nonvested shares activity (Details) - Non Vested Shares [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at the beginning	605,391	914,026	912,650
Number of nonvested shares, Granted		333,620	356,150
Number of nonvested shares, Vested	(244,481)	(256,830)	(353,694)
Number of nonvested shares, Forfeited	(6,300)	(385,425)	(1,080)
Outstanding at the end	354,610	605,391	914,026
Outstanding at the end (in dollars per share)	$ 94.85	$ 103.95	$ 104.51
Grant date weighted average fair value, Granted		79.23	89.94
Grant date weighted average fair value, Vested	100.93	100.91	91.32
Grant date weighted average fair value, Forfeited	96.71	98.86	98.20
Outstanding at the end (in dollars per share)	$ 90.63	$ 94.85	$ 103.95
Stock compensation expense to be recognized with respect to non-vested shares	$ 21,964,345
Stock compensation expense with respect to non-vested shares weighted average vesting period	1 year 8 months 19 days